COLUMBIA STRATEGIC INCOME FUND
                                                   (the "Fund")

                              Supplement to Statement of Additional Information
                                              dated October 1, 2004



The following sentence is added as the fifth paragraph in the section "Other Investment Policies" in the Fund's Statement of Additional Information:


         So long as shares of the Fund are being offered for sale in Japan, the Strategic Income Fund will not invest in equity securities.



716-35/284T-1004                                               October 11, 2004